UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08886

                Scudder Flag Investors Equity Partners Fund, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Equity Partners Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                              Shares                      Value ($)
                                                                            ---------------------------------------
Common Stocks 93.7%
Consumer Discretionary 11.3%
Household Durables 1.9%
Blyth, Inc. (c)                                                                179,300                   5,380,793

Media 6.7%
Clear Channel Communications, Inc.                                             211,600                   7,090,716
Comcast Corp. "A"*                                                             103,100                   2,904,327
Gannett Co., Inc.                                                               46,700                   3,955,490
LodgeNet Entertainment Corp.* (c)                                              102,503                   1,492,444
Time Warner, Inc.*                                                             205,000                   3,351,750
                                                                                                      ------------
                                                                                                        18,794,727

Specialty Retail 2.7%
TJX Companies, Inc.                                                            353,800                   7,486,408

Consumer Staples 1.9%
Food & Drug Retailing 0.5%
BJ's Wholesale Club, Inc.*                                                      51,100                   1,293,852

Tobacco 1.4%
Altria Group, Inc.                                                              81,200                   3,974,740

Energy 3.1%
Oil & Gas 3.1%
Kinder Morgan Management LLC*                                                  225,536                   8,766,595
Kinder Morgan, Inc.                                                                202                      12,221
                                                                                                      ------------
                                                                                                         8,778,816

Financials 36.1%
Banks 2.8%
Wells Fargo & Co.                                                              135,600                   7,966,500

Consumer Finance 5.1%
AmeriCredit Corp.* (c)                                                         463,800                   9,698,058
Capital One Finance Corp. (c)                                                   65,400                   4,431,504
                                                                                                      ------------
                                                                                                        14,129,562

Diversified Financial Services 8.5%
Citigroup, Inc.                                                                272,372                  12,687,088
Freddie Mac                                                                    167,000                  11,209,040
                                                                                                      ------------
                                                                                                        23,896,128

Insurance 13.8%
Berkshire Hathaway, Inc. "B"*                                                    4,700                  13,601,800
Hilb, Rogal & Hamilton Co. (c)                                                  59,000                   2,008,360
Prudential Financial, Inc.                                                     252,000                  11,637,360
Quanta Capital Holdings Ltd.*                                                  250,000                   2,310,000
XL Capital Ltd. "A"                                                            128,108                   8,993,181
                                                                                                      ------------
                                                                                                        38,550,701

Real Estate 5.9%
American Financial Realty Trust (REIT)                                         930,000                  13,066,500
American Home Mortgage Investment Corp. (REIT) (c)                              81,000                   2,204,820
Capital Lease Funding, Inc. (REIT) (c)                                          84,300                     873,348
Highland Hospitality Corp. (REIT) (c)                                           34,000                     383,180
                                                                                                      ------------
                                                                                                        16,527,848

Health Care 7.8%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.                                                     148,700                   4,541,298

Health Care Providers & Services 6.1%
Anthem, Inc.*                                                                   14,000                   1,137,360
Laboratory Corp. of America Holdings*                                           10,000                     415,900
WellChoice, Inc.* (c)                                                           41,500                   1,479,475
WellPoint Health Networks, Inc.*                                               140,800                  13,823,744
                                                                                                      ------------
                                                                                                        16,856,479

Pharmaceuticals 0.1%
Pfizer, Inc.                                                                     8,000                     261,360

Industrials 23.3%
Aerospace & Defense 2.0%
United Technologies Corp.                                                       59,500                   5,587,645

Building Products 4.8%
American Standard Companies, Inc.*                                             360,000                  13,539,600

Commercial Services & Supplies 7.3%
Allied Waste Industries, Inc.*                                                 691,000                   7,075,840
Cendant Corp.                                                                  615,050                  13,303,531
                                                                                                      ------------
                                                                                                        20,379,371

Industrial Conglomerates 3.6%
Tyco International Ltd.                                                        317,800                   9,953,496

Machinery 1.3%
SPX Corp.                                                                      101,700                   3,711,033

Road & Rail 4.3%
Canadian National Railway Co.                                                  264,000                  12,030,480

Information Technology 7.2%
Communications Equipment 0.1%
Black Box Corp. (c)                                                              8,300                     300,792

Computers & Peripherals 2.8%
International Business Machines Corp.                                           91,800                   7,774,542

IT Consulting & Services 4.3%
First Data Corp.                                                               281,579                  11,896,713

Materials 2.9%
Metals & Mining 2.9%
CONSOL Energy, Inc.                                                            250,000                   8,020,000

Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Qwest Communications International, Inc.*                                      101,900                     294,491


Total Common Stocks (Cost $158,181,434)                                                                261,927,375

Securities Lending Collateral 3.0%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $8,494,090)                                                            8,494,090                   8,494,090

Cash Equivalents 3.3%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $9,256,628)                                                            9,256,628                   9,256,628
                                                                                                      ------------


Total Investment Portfolio  (Cost $175,932,152)                                                        279,678,093
                                                                                                   ===============


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $8,289,012, which is 3.1% of net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Equity Partners Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Equity Partners Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004